                                                                          NUVEEN
NUVEEN NATIONAL
INSURED UNIT TRUST 310
------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
5.03 - 5.23%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
5.06 - 5.33%                                        - Diversified Portfolios
DATE OF DEPOSIT: December 15, 1995                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    27.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.24 to $97.28 depending on the purchase amount
Cusip           6710A4 496 monthly payment plan
Numbers         6710A4 504 quarterly payment plan
                6710A4 512 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California              5.7  %          Colorado               10.6  %          Iowa                   10.5  %
Indiana                10.8             Michigan               26.3             New York               10.2
South Dakota           15.3             Texas                  10.6

MATURITY DATES (Descrtiption of Chart)
2019-21                                           31.80%
2022-24                                           23.30%
2025+                                             44.90%

The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 12/14/95*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.86%
     Tax Equivalent Yield                          5.03%

Treasury Bonds
     Pre-Tax                                       6.40%
     Tax Equivalent Yield                          6.08%

Corporate Bonds
     Yield                   7.04%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36% FEDERAL AND 5% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 11/30/95.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   550,000  Contra Costa Water District (Contra Costa County, California), Water                     AAA   Aaa
              Revenue Bonds, Series G, 5.50% Due 10/1/19. (Original issue discount bonds delivered on or about September 7, 1994 at a price of 90.795% of principal
              amount.)                                                                    2004 at 102
   1,000,000  City and County of Denver, Colorado, Airport System Revenue Bonds, Series                AAA   Aaa
              1995A, 5.60% Due 11/15/20.                                                  2005 at 102
     175,000  Metropolitan Pier and Exposition Authority (Illinois), McCormick Place                   AAA   Aaa
              Expansion Project Bonds, Series 1992A, 0.00% Due 6/15/21. (Original issue discount bonds delivered on or about January 5, 1993 at a price of 15.132%
              of principal amount.)                                                       No Optional
                                                                                              Call
   1,000,000  Indiana Health Facility Financing Authority, Hospital Revenue Refunding and              AAA   Aaa
              Improvement Bonds, Series 1995 (Community Hospitals Projects), 5.70% Due
              5/15/22. (When issued.)                                                     2006 at 102
   1,000,000  Woodbury County, Iowa, Health System Revenue Refunding Bonds (St. Luke's                 AAA   Aaa
              Obligated Group), Series 1995A, 5.55% Due 9/1/20. (Original issue discount bonds delivered on or about October 26, 1995 at a price of 94.217% of
              principal amount.)                                                          2005 at 102
   1,000,000  City of Detroit, Michigan, Water Supply System Revenue Second Lien Bonds,                AAA   Aaa
              Series 1995-A, 5.50% Due 7/1/25.                                            2005 at 101
   1,000,000  The Economic Development Corporation of the City of Farmington Hills                     AAA   Aaa
              (Michigan), Revenue Bonds (Botsford Continuing Care Corporation Project),
              Series 1995A, 5.75% Due 2/15/25.                                            2005 at 102
     450,000  Shelby Public School, County of Oceana, State of Michigan, 1995 School                   AAA   Aaa
              Building and Site Bonds, 5.625% Due 5/1/21. (General Obligation Bonds.)     2004 at 101
   1,000,000  New York State Urban Development Corporation, Correctional Capital                       AAA   Aaa
              Facilities Revenue Bonds, Series 4, 5.375% Due 1/1/23. (Original issue discount bonds delivered on or about December 29, 1993 at a price of 94.25%
              of principal amount.)                                                       2004 at 102
   1,500,000  South Dakota Board of Regents, Black Hills State University, Housing and                 AAA   Aaa
              Auxiliary Facilities Revenue Bonds, Series 1995, 5.375% Due 10/1/25. (When
              issued.)                                                                    2005 at 100
   1,000,000  City of Austin, Texas, Combined Utility Systems Revenue Refunding Bonds,                 AAA   Aaa
              Series 1995, 5.60% Due 5/15/25.                                             2005 at 100
     325,000  Bellevue Convention Center Authority, King County, Washington, Special                   AAA   Aaa
              Obligation Revenue and Refunding Bonds, Series 1994, 0.00% Due 2/1/23.
              (Original issue discount bonds delivered on or about November 30, 1994 at a
              price of 12.567% of principal amount.)(General Obligation Bonds.)           No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             12 BONDS FROM 10 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 12/14/95.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.07. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.24     4.90 %      5.03%   5.06%   5.06%   5.10%   5.08%   5.12 %
 500 / $50,000              100.08     4.75        5.04    5.07    5.07    5.10    5.09    5.12
 1,000 / $100,000            99.82     4.50        5.05    5.09    5.08    5.13    5.10    5.15
 2,500 / $250,000            99.56     4.25        5.06    5.10    5.09    5.14    5.11    5.16
 5,000 / $500,000            98.79     3.50        5.10    5.16    5.13    5.20    5.15    5.22
 10,000 / $1,000,000         98.28     3.00        5.13    5.20    5.16    5.24    5.18    5.26
 25,000 / $2,500,000         97.77     2.50        5.16    5.23    5.19    5.27    5.21    5.29
 50,000 / $5,000,000         97.28     2.00        5.18    5.27    5.21    5.31    5.23    5.33

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         5.03  % 6.99%   7.29%   7.86%   8.33%
         5.04    7.00    7.30    7.88    8.34
         5.05    7.01    7.32    7.89    8.36
         5.06    7.03    7.33    7.91    8.38
         5.10    7.08    7.39    7.97    8.44
         5.13    7.13    7.43    8.02    8.49
         5.16    7.17    7.48    8.06    8.54
         5.18    7.19    7.51    8.09    8.58

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 01/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 1/15/96   $   .2240
 Monthly plan            2/15/96       .4200   $ 5.0405
 Quarterly plan          2/15/96       .4227
                         5/15/96      1.2681     5.0725
 Semi-annual plan        5/15/96      1.6968
                        11/15/96      2.5452     5.0915
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.31 =  99.691
 investment       offering price     # of units
 (as of           and accrued        purchased
 12/14/95)        interest
 99.691       X   $5.0405        =   $502.49
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)